Note 10 - Regulatory Matters	12 Months Ended
Dec. 31, 2024
Notes to Financial Statements
Regulatory Capital Requirements under Banking Regulations [Text Block]
10.	Regulatory Matters

The Association is subject to various regulatory capital requirements administered by its primary Federal regulator, the Office of the Comptroller of Currency (OCC). Failure to meet the minimum regulatory capital requirements can initiate certain mandatory, and possible additional discretionary, actions by regulators that, if undertaken, could have a direct material effect on the Association's financial statements. Under the regulatory capital adequacy guidelines and the regulatory framework for prompt corrective action, the Association must meet specific capital guidelines involving quantitative measures of the Association's assets, liabilities, and certain off-financial condition items as calculated under regulatory accounting practices.

The Association's capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Association to maintain minimum amounts and ratios (set forth in the table below) of total risk-based and Tier I risk-based capital (as defined in the regulations) to risk-weighted assets (as defined), and Tier I core capital (as defined) to adjusted total assets (as defined), and tangible capital to adjusted total assets (as defined). The final rules implementing Basel Committee on Banking Supervision's capital guidelines for U.S. banks (Basel III rules) became fully effective for the Association on January 1, 2019. Management believes, as of December 31, 2024, that the Association meets all capital adequacy requirements to which it is subject.

As of December 31, 2024 the most recent notification from the OCC categorized the Association as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Association must maintain minimum total risk based, Tier I risk-based, and Tier I leverage ratios as disclosed in the table below. There are no conditions or events since the notification that management believes have changed the Association’s prompt corrective action category.

The Association's actual capital amounts and ratios as of December 31, 2024 and 2023 are presented in the table (dollars in thousands):

		Actual		Required for Capital Adequacy Purposes		Required to be Well-Capitalized Under Prompt Corrective Action Provisions
December 31, 2024		Amount	Ratio	Amount	Ratio	Amount	Ratio
Tier 1 Leverage Ratio	(1)	$13,916	37.80%	$1,472	4.00%	$1,841	5.00%
Common Equity Tier 1	(2)	13,916	73.80%	849	4.50%	1,226	6.50%
Tier 1 Risk-Based Capital	(2)	13,916	73.80%	1,131	6.00%	1,508	8.00%
Total Risk-Based Capital	(2)	$14,101	74.78%	$1,508	8.00%	$1,886	10.00%

		Actual		Required for Capital Adequacy Purposes		Required to be Well-Capitalized Under Prompt Corrective Action Provisions
December 31, 2023		Amount	Ratio	Amount	Ratio	Amount	Ratio
Tier 1 Leverage Ratio	(1)	$14,016	38.40%	$1,459	4.00%	$1,824	5.00%
Common Equity Tier 1	(2)	14,016	72.99%	864	4.50%	1,247	6.50%
Tier 1 Risk-Based Capital	(2)	14,016	72.99%	1,151	6.00%	1,535	8.00%
Total Risk-Based Capital	(2)	$14,216	74.03%	$1,535	8.00%	$1,919	10.00%

(1)	Amounts and ratios to adjusted total assets
(2)	Amounts and ratios to total risk-weighted assets